LVIP Vanguard International Equity ETF Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.09%
International Equity Funds–100.09%
Vanguard FTSE All World ex-US Small-Cap ETF	274,658	$34,595,922
Vanguard FTSE All-World ex-US ETF	2,963,451	186,697,413
Vanguard FTSE Developed Markets ETF	3,127,859	165,182,234
Vanguard FTSE Emerging Markets ETF	1,911,641	91,472,022
Vanguard FTSE European ETF	1,249,532	88,841,725
Vanguard FTSE Pacific ETF	1,233,065	96,659,965
Vanguard Global ex-U.S. Real Estate ETF	601,729	28,227,107
Total Investment Companies (Cost $543,316,261)		691,676,388

TOTAL INVESTMENTS–100.09% (Cost $543,316,261)	691,676,388
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(624,148)
NET ASSETS APPLICABLE TO 52,391,712 SHARES OUTSTANDING–100.00%	$691,052,240

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
LVIP Vanguard International Equity ETF Fund-1